Goodwill - Narrative (Details)	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Jan. 21, 2022 USD ($)
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Impairment charge	$ 0	$ 0
Cost to sell
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Significant unobservable input	0.05
Skillslive
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Paid in cash			$ 1,071,000